Note 6 - Capital Management	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
6	Capital management

When managing capital, the Group’s objectives are to safeguard its ability to continue as a going concern in order to pursue the mining operations and exploration potential of the mineral properties. The Group’s capital includes shareholders’ equity, comprising issued share capital (refer to note 25), reserves (refer to note 26), accumulated other comprehensive income, retained loss, bank financing (refer to note 23) and non-controlling interests (refer to note 28).

	2024	*2023
Total equity	234,464	224,200

* Restated, refer to note 41.

The Group’s primary objective regarding its capital management is to ensure that it has sufficient cash resources to maintain its on-going operations, provide returns for shareholders, accommodate any rehabilitation provisions and pursue growth opportunities that Management has assessed as adequate. It assesses its short term needs and funds these by available cash, overdrafts and short to medium term loans. Capital requirements for future project are evaluated on a case-by-case basis. As at December 31, 2024, there has been no change with respect to the overall capital risk management strategy.